Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies [Abstract]
Current vs. non-current classification
Current vs. non-current classification

The Company presents assets and liabilities in the balance sheet based on current/non-current classification. The Company classifies all amounts to be realized or settled within 12 months after the reporting period to be current and all other amounts to be non-current.

Foreign currency transactions
Foreign currency transactions

Foreign currency transactions are translated into the functional currency, CHF, using prevailing exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into CHF at rates of exchange prevailing at reporting date. Any gains or losses from these translations are included in the statements of income/(loss) in the period in which they arise.

Revenue recognition
Revenue recognition

The Company has adopted IFRS 15 (Revenue from Contracts with Customers). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under IFRS 15, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of IFRS 15, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company applies the five-step model to contracts only when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, the Company assesses the goods or services promised within each contract, and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company enters into LCAs which are within the scope of IFRS 15, under which it licenses certain rights to its product candidates and IP to third parties. The terms of these arrangements typically include payment to the Company of one or more of the following: non-refundable, upfront license fees, development, regulatory and/or commercial milestone payments; payments for research and clinical services the Company provides through either its full-time employees or third-party vendors, and royalties on net sales of licensed products commercialized from the Company’s IP. Each of these payments results in license, collaboration and other revenues, which are classified as contract revenue on the statements of income/(loss).

Licenses of intellectual property

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are sold in conjunction with a related service, the Company uses judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is settled over time, the Company determines the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone payments

At the inception of each arrangement that includes development, regulatory and/or commercial milestone payments, the Company evaluates whether the milestones are considered highly probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur in future periods, the associated milestone value is included in the transaction price. These amounts for the performance obligations under the contract are recognized as they are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments recorded would affect contract revenues and earnings in the period of adjustment.

Research and development expenses
Research and development expenses

Given the stage of development of the Company’s products, all research expenditure is expensed as incurred. Research and development expenditures include:

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the cost of acquiring, developing and manufacturing active pharmaceutical ingredients for product candidates that have not received regulatory approval, clinical trial materials and other research and development materials;

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fees and expenses incurred under agreements with contract research organizations, investigative sites and other entities in connection with the conduct of clinical trials and preclinical studies and related services, such as administrative, data-management and laboratory services;

●	fees and costs related to regulatory filings and activities;

●	costs associated with preclinical and clinical activities; and

●	employee-related expenses, including salaries and bonuses, benefits, travel and share-based compensation expenses.

For external research contracts, expenses include those associated with contract research organizations, or CROs, or contract manufacturing organizations, or CMOs. The invoicing from CROs or CMOs for services rendered do not always align with work performed. We accrue the cost of services rendered in connection with CRO or CMO activities based on our estimate of the “stage of completion” for such contracted services. We maintain regular communication with our CRO or CMO vendors to gauge the reasonableness of our estimates and accrue expenses as of the balance sheet date in the financial statements based on facts and circumstances known at the time.

Registration costs for patents are part of the expenditure for research and development projects. Therefore, registration costs for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Grant income
Grant income

The Company has received grants, from time to time, from the Michael J. Fox Foundation (MJFF) and other institutions to support certain research projects. Grants are recorded at their fair value in the statements of income/(loss) within other operating income/(expenses) when there is reasonable assurance that the Company will satisfy the underlying grant conditions and the grants will be received. In certain circumstances, grant income may be recognized before formal grantor acknowledgement of milestone achievements. To the extent required, grant income is deferred and recognized on a systematic basis over the periods in which the Company expects to recognize the related expenses for which the grants are intended to compensate.

Leases
Leases

Effective January 1, 2019, the Company adopted IFRS 16 (Leases), which provides a new model for lessee accounting in which all leases, other than short-term and low-value leases, are accounted for by the recognition on the balance sheet of a right-of-use asset and a lease liability, and the subsequent amortization of the right-of-use asset over the earlier of the end of the useful life or the lease term. The Company applied the modified retrospective approach, which required the recognition of the cumulative effect of initially applying IFRS 16 as of January 1, 2019 to accumulated losses and not restating previous years. As the Company recognized the right-of-use assets at the amount equal to the lease liabilities there was no impact to accumulated losses. For a complete discussion of accounting, see “Note 5. Right-of-use assets and lease liabilities.”

Right-of-use assets and lease liabilities

At inception of a leasing contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liabilities are classified as current or non-current based on the due dates of the underlying principal payments.

Lease payments generally are fixed for the contract term. The lease liability is measured at amortized cost using the effective interest method. The lease liability is re-measured if there is a change in the estimated lease term, a change in future lease payments arising from a change in an index or rate, a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee or a change in assessment of whether it will exercise a purchase, extension or termination option.

At inception, the right-of-use asset comprises the initial lease liability and any initial direct costs. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability. When the lease liability is re-measured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The estimated lease term by right-of-use asset categories are as follows:

Buildings	5 years
Office equipment	5 years
IT equipment	5 years

Both the right-of-use-assets and lease liabilities are recognized in the balance sheets.

Property, plant and equipment
Property, plant and equipment

Equipment is shown at historical acquisition cost, less accumulated depreciation and any accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of the property, plant and equipment. Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements/furniture	5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. Where an asset’s carrying amount is greater than its estimated recoverable amount, it is written down to its recoverable amount.

Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are included in the statements of income/(loss).

Fair value of financial assets and liabilities
Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are comprised of receivables, short-term financial assets, cash and cash equivalents, trade payables and financing obligations. The fair value of these financial instruments approximates their respective carrying values due to the short-term maturity of these instruments and are held at their amortized cost in accordance with IFRS 9 (Financial Instruments).

Receivables

Receivables are recognized at their billing value. An allowance for doubtful accounts is recorded for potential estimated losses when there is evidence of the debtor’s inability to make required payments and the Company assesses on a forward-looking basis the expected credit losses associated with these receivables held at amortized cost.

Short-term financial assets

Short-term financial assets are held with external financial institutions and comprise fixed-term deposits with maturities ranging from more than 3 through 12 months in duration.

Cash and cash equivalents

Cash and cash equivalents include deposits held with external financial institutions and cash on hand. All cash and cash equivalents are either in cash or in deposits with original duration of less than 3 months.

The Company assesses at each period whether there is objective evidence that financial assets are impaired.

Trade payables

Trade payables are amounts due to third parties in the ordinary course of business.

Financing obligation

The Company’s financing obligation related to its agreement with a third party. This financing obligation has been fully repaid as of December 31, 2020.

Share capital and public offerings
Share capital and public offerings

Common shares are classified as equity. Share issuance costs are capitalized as incurred and will be shown in equity as a deduction, net of tax, from the proceeds received from existing or future offerings. Should a planned equity offering not be assessed as probable, the issuance costs would be expensed immediately. See “Note 9. Share capital.”

Employee benefits
Employee benefits

Post-employment benefits

The Company operates the mandatory pension schemes for its employees in Switzerland. The schemes are generally funded through payments to insurance companies. The Company has a pension plan designed to pay pensions based on accumulated contributions on individual savings accounts. However, this plan is classified as a defined benefit plan under IAS 19.

The net defined benefit liability is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. The defined benefit obligation is calculated annually with the assistance of an independent actuary using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries and pension increases as well as discount rates of highly liquid corporate bonds that have terms to maturity approximating the terms of the related liability.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses and the return on plan assets (excluding interest) are recognized immediately in the statements of other comprehensive income/(loss). Past service costs, including curtailment gains or losses, are recognized immediately as a split in research and development and general and administrative expenses within the operating results. Settlement gains or losses are recognized in either research and development and/or general and administrative expenses within the operating results. The Company determines the net interest expense/(income) on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability, considering any changes in the net defined benefit liability during the period as a result of contributions and benefit payments. Net interest expense/(income) and other expenses related to defined benefit plans are recognized in the statements of income/(loss).

Share-based compensation

The Company operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of equity-based awards is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the instruments granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of instruments that are expected to become exercisable. At each balance sheet date, the Company revises its estimates of the number of instruments that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, prospectively in the statements of income/(loss), and a corresponding adjustment to equity over the remaining vesting period.

Stock options granted under the Company’s stock option plans A, B, C and the 2016 Stock Option and Incentive Plan are valued using the Black-Scholes option-pricing model (see “Note 17. Share-based compensation”). This valuation model as well as parameters used such as expected volatility and expected term of the stock options are partially based on management’s estimates.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

We estimate the fair value of non-vested stock awards (restricted shares and restricted share units) using a reasonable estimate of market value of the common stock on the date of the award. We classify our share-based payments as equity-classified awards as they are settled in shares of our common stock. We measure equity-classified awards at their grant date fair value and do not subsequently re-measure them. Compensation costs related to equity-classified awards are equal to the fair value of the award at grant date amortized over the vesting period of the award using the graded method. We reclassify that portion of vested awards to share capital and share premium as the awards vest.

Provisions
Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events where it is more likely than not that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made.

Taxation
Taxation

Current income tax assets and liabilities for the period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the tax amounts are those that are enacted or substantively enacted, at the reporting date in accordance with the fiscal regulations of the respective country where the Company operates and generates taxable income. Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. If required, deferred taxation is provided in full using the liability method, on all temporary differences at the reporting dates. It is calculated at the tax rates that are expected to apply to the period when it is anticipated the liabilities will be settled, and it is based on tax rates (and laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Although the Company has substantial tax loss carry-forwards, historically, due to the fact that the Company had limited certainty on the achievement of key milestones, it has not recognized any deferred tax assets as the probability for use is low.

Income taxes

As disclosed in “Note 15. Income taxes,” the Company has tax losses that can generally be carried forward for a period of 7 years from the period the loss was incurred. These tax losses represent potential value to the Company to the extent that the Company is able to create taxable profits before the expiry period of these tax losses. The Company has not recorded any deferred tax assets in relation to these tax losses.

Earnings per share
Earnings per share

The Company presents basic earnings per share for each period in the financial statements. The earnings per share are calculated by dividing the earnings of the period by the weighted-average number of shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if dilutive securities such as share options or non-vested restricted share units were vested or exercised into common shares or resulted in the issuance of common shares that would participate in net income. Anti-dilutive shares are excluded from basic and dilutive earnings per share calculation.

Critical judgments and accounting estimates
Critical judgments and accounting estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) revenue recognition on LCAs, (ii) clinical development accruals, (iii) net employee defined benefit liability, (iv) income taxes, (v) share-based compensation and (vi) right-of-use assets and lease liabilities. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Segment reporting
Segment reporting

The Company has one segment. The Company currently focuses all of its resources on discovering and developing therapeutic and diagnostic products targeting misfolded proteins.

The Company is managed and operated as one business. A single management team that reports to the chief operating decision maker comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment. Non-current assets are located in and revenue is attributable to the Company’s country of domicile, Switzerland.

Accounting policies, new standards, interpretations and amendments adopted by the Company
Accounting policies, new standards, interpretations and amendments adopted by the Company

The Company has not adopted any other standard, interpretation or amendment that has been issued but is not yet effective. Such standards are not currently expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.